International Growth Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Growth Index (Net)(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.76%	4.43%	7.42%
MSCI® All Country World (ex-US) Index (Net)(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
International Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	18.70%	6.11%	9.07%